Parent company information	12 Months Ended
Oct. 31, 2019
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Parent company information

Note 33 Parent company information
The following table presents information regarding the legal entity of Royal Bank of Canada with its subsidiaries presented on an equity accounted basis.
Condensed Balance Sheets

	As at

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Assets
Cash and due from banks	$14,264	$16,398
Interest-bearing deposits with banks	22,279	20,261
Securities	118,716	111,072
Investments in bank subsidiaries and associated corporations (1)	37,234	34,547
Investments in other subsidiaries and associated corporations	73,785	69,063
Assets purchased under reverse repurchase agreements and securities borrowed	123,755	107,941
Loans, net of allowance for loan losses	526,078	494,922
Net balances due from bank subsidiaries (1)	–	4,329
Other assets	152,422	137,821
	$1,068,533	$996,354
Liabilities and shareholders’ equity
Deposits (2)	$681,509	$642,271
Net balances due to bank subsidiaries (1)	2,678	–
Net balances due to other subsidiaries	36,594	38,985
Other liabilities (2)	254,678	226,475
	975,459	907,731
Subordinated debentures	9,551	8,762
Shareholders’ equity	83,523	79,861
	$1,068,533	$996,354

(1)	Bank refers primarily to regulated deposit-taking institutions and securities firms.
(2)	Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Comparative amounts have been reclassified to conform with this presentation.
Condensed Statements of Income and Comprehensive Income

	For the year ended

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Interest income (1)	$27,630	$22,578
Interest expense (2)	14,966	10,662
Net interest income	12,664	11,916
Non-interest income (2), (3)	5,569	6,119
Total revenue	18,233	18,035
Provision for credit losses	1,730	1,294
Non-interest expense	9,212	9,085
Income before income taxes	7,291	7,656
Income taxes	1,568	1,546
Net income before equity in undistributed income of subsidiaries	5,723	6,110
Equity in undistributed income of subsidiaries	7,137	6,321
Net income	$12,860	$12,431
Other comprehensive income (loss), net of taxes	(1,441)	1,532
Total comprehensive income	$11,419	$13,963

(1)	Includes dividend income from investments in subsidiaries and associated corporations of $27 million (October 31, 2018 – $12 million).
(2)	Commencing Q4 2019, the interest component of the valuation of certain deposits carried at FVTPL previously presented in trading revenue is presented in net interest income. Comparative amounts have been reclassified to conform with this presentation.
(3)	Includes a nominal share of profit (losses) from associated corporations (October 31, 2018 – $(31) million).

Condensed Statements of Cash Flow
s

	For the year ended

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Cash flows from operating activities
Net income	$12,860	$12,431
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(7,137)	(6,321)
Change in deposits, net of securitizations (1)	39,238	38,331
Change in loans, net of securitizations	(31,744)	(26,281)
Change in trading securities	2,350	3,730
Change in obligations related to assets sold under repurchase agreements and securities loaned	12,449	49,811
Change in assets purchased under reverse repurchase agreements and securities borrowed	(15,814)	(58,326)
Change in obligations related to securities sold short	797	2,600
Other operating activities, net (1)	(8,149)	763
Net cash from (used in) operating activities	4,850	16,738
Cash flows from investing activities
Change in interest-bearing deposits with banks	(2,018)	603
Proceeds from sales and maturities of investment securities	37,963	30,355
Purchases of investment securities	(39,461)	(32,561)
Net acquisitions of premises and equipment and other intangibles	(1,266)	(1,173)
Change in cash invested in subsidiaries	332	93
Change in net funding provided to subsidiaries	4,616	(3,363)
Net cash from (used in) investing activities	166	(6,046)
Cash flows from financing activities
Issue of subordinated debentures	1,500	–
Repayment of subordinated debentures	(1,100)	–
Issue of common shares, net of issuance costs	105	72
Common shares purchased for cancellation	(1,030)	(1,522)
Issue of preferred shares, net of issuance costs	350	–
Redemption of preferred shares	(950)	(105)
Dividends paid	(6,025)	(5,640)
Net cash from (used in) financing activities	(7,150)	(7,195)
Net change in cash and due from banks	(2,134)	3,497
Cash and due from banks at beginning of year	16,398	12,901
Cash and due from banks at end of year	$14,264	$16,398
Supplemental disclosure of cash flow information
Amount of interest paid (1)	$14,574	$9,475
Amount of interest received	25,883	20,490
Amount of dividends received	1,694	1,414
Amount of income taxes paid	1,789	3,562

(1)
Commencing Q4 2019, the interest component and the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in trading revenue and deposits, respectively, is presented in net interest income and other liabilities respectively. Comparative amounts have been reclassified to conform with this presentation.